Maturity Schedule of Term Deposits (Details) - CAD ($) $ in Millions	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 468,923	$ 312,387
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	69,661	51,081
Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	22,676	9,409
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	190,136	115,101
Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	23,805	22,891
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	162,645	113,905
Within 1 year [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	329,876	217,339
Within 1 year [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	43,791	36,187
Within 1 year [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	22,670	9,401
Within 1 year [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	87,517	42,887
Within 1 year [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	14,153	16,086
Within 1 year [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	161,745	$ 112,778
Over 1 year to 2 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	43,846
Over 1 year to 2 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	12,801
Over 1 year to 2 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	26,060
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,181
Over 1 year to 2 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	804
Over 2 years to 3 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	35,788
Over 2 years to 3 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,187
Over 2 years to 3 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	27,588
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,917
Over 2 years to 3 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	96
Over 3 years to 4 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	18,904
Over 3 years to 4 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,772
Over 3 years to 4 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	11,093
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,039
Over 4 years to 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25,973
Over 4 years to 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	79
Over 4 years to 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3
Over 4 years to 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	24,711
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,180
Over 5 years [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	14,536
Over 5 years [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	31
Over 5 years [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3
Over 5 years [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	13,167
Over 5 years [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	1,335
Within 3 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	132,783
Within 3 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	11,423
Within 3 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	22,606
Within 3 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	52,015
Within 3 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	6,265
Within 3 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	40,474
Over 3 months to 6 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	77,206
Over 3 months to 6 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	10,173
Over 3 months to 6 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	51
Over 3 months to 6 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	10,095
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	4,390
Over 3 months to 6 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	52,497
Over 6 months to 12 months [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	119,887
Over 6 months to 12 months [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	22,195
Over 6 months to 12 months [member] | Deposits From Bank [Member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	13
Over 6 months to 12 months [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	25,407
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	3,498
Over 6 months to 12 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Term deposits	$ 68,774